Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended						2 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended						2 Months Ended				1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Aug. 09, 2012	Sep. 21, 2012	Mar. 31, 2013	Jun. 30, 2011	Jun. 30, 2010	Aug. 07, 2012 Revolving Credit Facility	Sep. 15, 2011 Revolving Credit Facility	Aug. 07, 2012 Term Loan	Mar. 31, 2013 Term Loan Facility	Sep. 15, 2011 Term Loan Facility	Mar. 31, 2013 Base Rate	Mar. 31, 2013 Base Rate Minimum	Mar. 31, 2013 Base Rate Maximum	Mar. 31, 2013 Libor Rate	Mar. 31, 2013 Libor Rate Minimum	Mar. 31, 2013 Libor Rate Maximum	Sep. 21, 2012 Subsequent Event	Sep. 21, 2012 Subsequent Event Maximum	Aug. 07, 2012 Subsequent Event Term Loan	Aug. 07, 2012 Subsequent Event Term Loan Facility	Aug. 07, 2012 Subsequent Event Base Rate	Aug. 07, 2012 Subsequent Event Base Rate Minimum	Aug. 07, 2012 Subsequent Event Base Rate Maximum	Aug. 07, 2012 Subsequent Event Libor Rate	Aug. 07, 2012 Subsequent Event Libor Rate Minimum	Aug. 07, 2012 Subsequent Event Libor Rate Maximum	Aug. 07, 2012 Subsequent Event Loan Agreement	Aug. 07, 2012 Subsequent Event Loan Agreement Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility											$ 50,000,000	$ 5,000,000	$ 50,000,000		$ 35,000,000									$ 50,000,000									$ 50,000,000
Sublimit for the issuance of letters of credit																																5,000,000
Sublimit for the making of swingline loan advances																																5,000,000
Borrowed term loans under the Term Loan Facility													20,800,000												20,800,000
Debt instrument, basis spread on variable rate																0.50%	1.25%	1.75%	1.00%	2.25%	2.75%					0.50%	1.25%	1.75%	1.00%	2.25%	2.75%
Term loan quarterly installments until August 7, 2014								5,000,000						1,250,000											1,250,000
Term loan quarterly installments until August 7, 2015								6,875,000						1,875,000											1,875,000
Term loan quarterly installments until August 7, 2017								15,000,000						2,500,000											2,500,000
Excess cash flow percent								25.00%														25.00%
Leverage ratio								1.5														1.5
Company's capital stock of existing and future foreign subsidiaries								65.00%														65.00%
Penal interest rate in case of default							2.00%	2.00%
Repurchase of common stock						100,000,000																	100,000,000
Repurchase of outstanding common stock	957,771	657,700	371,665	992,014	2,179,900			5,159,050														3,101,214
Average price per share																						$ 9.79
Total Cost									$ 7,250,000	$ 62,304,000												$ 30,400,000